Sales Revenues - Summary Of Breakdown Of Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Contract liabilities [abstract]
Contract liabilities	¥ 1,417,919	¥ 1,392,390	¥ 1,068,212